Goodwill, Intangible and Long-Lived Assets (Details Textual) (USD $)	12 Months Ended					12 Months Ended	24 Months Ended	12 Months Ended										12 Months Ended					12 Months Ended					12 Months Ended														24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2013 Acquisition of Comex US Canada Business [Member]	Dec. 31, 2013 Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2012 Acquisitions of Geocel and Pulanna [Member] Minimum [Member]	Dec. 31, 2012 Acquisitions of Geocel and Pulanna [Member] Maximum [Member]	Dec. 31, 2011 Acquisition of Leigh Paints [Member]	Dec. 31, 2011 Acquisition of Leigh Paints [Member] Minimum [Member]	Dec. 31, 2011 Acquisition of Leigh Paints [Member] Maximum [Member]	Dec. 31, 2013 Paint Stores Group [Member]	Dec. 31, 2012 Paint Stores Group [Member]	Dec. 31, 2011 Paint Stores Group [Member]	Dec. 31, 2010 Paint Stores Group [Member]		Dec. 31, 2013 Global Finishes Group [Member]	Dec. 31, 2012 Global Finishes Group [Member]	Dec. 31, 2011 Global Finishes Group [Member]	Dec. 31, 2010 Global Finishes Group [Member]		Dec. 31, 2012 Consumer Group [Member]	Dec. 31, 2013 Consumer Group [Member]	Dec. 31, 2011 Consumer Group [Member]	Dec. 31, 2010 Consumer Group [Member]		Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member] Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2011 Customer Relationships [Member] Acquisition of Leigh Paints [Member]	Dec. 31, 2012 Intellectual Property [Member] Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2012 Noncompete Agreements [Member] Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2011 Developed Technology Rights [Member] Acquisition of Leigh Paints [Member]	Dec. 31, 2013 Trademarks [Member]	Dec. 31, 2012 Trademarks [Member] Acquisitions of Geocel and Pulanna [Member]	Dec. 31, 2011 Trademarks [Member] Acquisition of Leigh Paints [Member]	Dec. 31, 2012 Trademarks [Member] Paint Stores Group [Member]	Dec. 31, 2011 Trademarks [Member] Paint Stores Group [Member]	Dec. 31, 2012 Trademarks [Member] Global Finishes Group [Member]	Dec. 31, 2011 Trademarks [Member] Global Finishes Group [Member]	Dec. 31, 2013 Trademarks [Member] Acquisition of Comex US Canada Business [Member]	Dec. 31, 2013 Trademarks [Member] Acquisitions of Geocel and Pulanna [Member]
Goodwill, Intangible and Long-Lived Assets (Textual) [Abstract]
Goodwill Recognized	$ 19,848,000	$ 42,064,000	$ 5,039,000			$ 1,885,000	$ 60,027,000			$ 5,039,000			$ 1,885,000					$ 17,963,000	$ 24,707,000	$ 5,039,000			$ 17,357,000
Trademarks acquired																																									466,000	968,000
Goodwill	1,178,687,000	1,156,005,000	1,108,008,000	1,102,458,000	[1]								287,300,000	286,784,000	286,998,000	286,744,000	[1]	178,298,000	152,287,000	120,350,000	115,719,000	[1]	706,292,000	703,351,000	689,279,000	689,388,000	[1]
Intangible assets	150,035,000	162,750,000	160,122,000
Intangible assets	163,264,000	184,803,000	145,751,000																									4,230,000
Finite-lived intangible assets																													25,120,000	1,918,000	4,955,000	1,335,000	4,794,000		13,000,000	2,125,000
Weighted Average useful life of finite-lived intangible assets								3 years	15 years		5 years	10 years																7 years
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)																																					3,400,000	4,669,000	686,000	823,000
Goodwill impairment	0	0	0
Impairment of intangible assets																																		0
Accumulated impairment	8,904,000																	791,000						8,113,000
Additional Goodwill Intangible and Long Lived Assets (Textual) [Abstract]
Amortization of finite-lived Intangible assets for the year 2014	28,172,000
Amortization of finite-lived Intangible assets for the year 2015	25,362,000
Amortization of finite-lived Intangible assets for the year 2016	20,750,000
Amortization of finite-lived Intangible assets for the year 2017	15,097,000
Amortization of finite-lived Intangible assets for the year 2018	$ 13,324,000

[1]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).